Prepayments and other current assets	6 Months Ended
Jun. 30, 2024
Prepaid Expense and Other Assets, Current [Abstract]
Prepayments and other current assets	Prepayments and other current assets
Prepayments and other current assets consisted of the following:

	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
Prepayments to suppliers	302,421	271,769
Contract cost assets	104,309	61,179
Others	36,770	73,756
Prepayments and other current assets	443,500	406,704

Nil provision was made for prepayments and other current assets as of December 31, 2023 and June 30, 2024.